Acquisitions (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended			0 Months Ended
	Jan. 31, 2011	Jan. 31, 2010	Jan. 31, 2009	May 13, 2011 Patrick Energy Services, Inc [Member]	Jul. 31, 2011 Vitalize Consulting Solutions, Inc. [Member]
Preliminary purchase price paid in cash	$ 389	$ 267	$ 209	$ 25	$ 190
Tax deductible goodwill	16	77	178	14
Identifiable finite-lived intangible assets				$ 7
Weighted average life of finite-lived intangibles (years)	7	6	4	7